Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2016
Registrant Name	dei_EntityRegistrantName	BMO FUNDS, INC.
Central Index Key	dei_EntityCentralIndexKey	0000889366
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 01, 2017
Document Effective Date	dei_DocumentEffectiveDate	Mar. 01, 2017
Prospectus Date	rr_ProspectusDate	Dec. 29, 2016